Contingencies and Commitments (Details) $ in Thousands	Dec. 31, 2017 CLP ($)
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 249,392,668
Within 1 year
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable under non-cancellable operating lease	76,034,131
Between 1 and 5 years
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable under non-cancellable operating lease	114,491,827
Over 5 years
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 58,866,710